UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F



Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]   Amendment Number: _____

Institutional Investment Manager Filing this Report:

Name:    Kadem Capital Management, Inc.*
Address: 767 Third Avenue, 33rd floor
         New York, NY 10017

Form 13F File Number: 28-05407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey J. Ervine
Title: Executive Vice President
Phone: (212) 752-8800

Signature, Place, and Date of Signing:

/s/ Jeffrey J. Ervine             New York, New York           November 14, 2002
---------------------             ------------------           -----------------
    [Signature]                     [City, State]                   [Date]

Report Type:

     [X] 13F HOLDINGS REPORT

     [ ] 13F NOTICE

     [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      One*

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $7,002,753

List of Other Included Managers:

No.       Name
---       ----
(1)       Adam D. Sender

* Mr. Sender is the Investment Manager of a single investment advisory firm, ADS Capital Management, Inc. ADS Capital Management, Inc. is the successor investment advisor to Kadem Capital Management, Inc., and has investment discretion over the investment portfolios reported herein.

                                  TITLE OF               MARKET   SHARES OR  SH   PUT/  INVESTMENT    OTHER
NAME OF ISSUER                     CLASS      CUSIP      VALUE $   PRN AMT   PRN  CALL  DISCRESTION  MANAGERS   SOLE   SHARED   NONE
--------------                     -----      -----      -------   -------   ---  ----  -----------  --------   ----   ------   ----
Aeropostale Inc.                   Common   007865108    142,260    20,000   SH           OTHER        (1)     20,000
Applied Materials Inc              Common   038222105    173,250    15,000   SH           OTHER        (1)     15,000
Avon Products Inc                  Common   054303102    230,500     5,000   SH           OTHER        (1)      5,000
Bea Systems, Inc.                  Common   073325102    181,300    35,000   SH           OTHER        (1)     35,000
Brocade Communications Systems     Common   111621108    112,950    15,000   SH           OTHER        (1)     15,000
Cablevision Systems-Cl A           Common   12686C109    113,250    12,500   SH           OTHER        (1)     12,500
Costco Wholesale Corporation       Common   22160K105    323,700    10,000   SH           OTHER        (1)     10,000
DaimlerChrysler AG                 Common   D1668R123    418,875    12,500   SH           OTHER        (1)     12,500
Duke Energy Corp                   Common   264399106    391,000    20,000   SH           OTHER        (1)     20,000
EMC Corp.                          Common   268648102    388,450    85,000   SH           OTHER        (1)     85,000
Estee Lauder Companies Inc         Common   518439104    287,400    10,000   SH           OTHER        (1)     10,000
Gap Inc                            Common   364760108    325,500    30,000   SH           OTHER        (1)     30,000
Genesis Microchip Inc              Common   37184C103    118,118    15,400   SH           OTHER        (1)     15,400
Gymboree Corp                      Common   403777105    163,100    10,000   SH           OTHER        (1)     10,000
Home Depot Inc                     Common   437076102    522,000    20,000   SH           OTHER        (1)     20,000
Kroger Co                          Common   501044101    141,000    10,000   SH           OTHER        (1)     10,000
Masco Corp                         Common   574599106    488,750    25,000   SH           OTHER        (1)     25,000
McDonalds Corp                     Common   580135101    529,800    30,000   SH           OTHER        (1)     30,000
Mediacom Communications            Common   58446K105     80,550    15,000   SH           OTHER        (1)     15,000
Pepsico Inc                        Common   713448108    369,500    10,000   SH           OTHER        (1)     10,000
Philip Morris Companies Inc        Common   718154107    776,000    20,000   SH           OTHER        (1)     20,000
Semiconductor Holders Trust        Common   816636203    192,400    10,000   SH           OTHER        (1)     10,000
WEBMD Corp.                        Common   94769M105    202,000    40,000   SH           OTHER        (1)     40,000
Wendys International Inc           Common   950590109    331,100    10,000   SH           OTHER        (1)     10,000

                                                       7,002,753